Convertible Loan (Tables)	6 Months Ended
Sep. 30, 2024
Borrowings [Abstract]
Schedule of liability component and derivative component of convertible loan [Table Text Block]

Liability Component

Balance, March 31, 2023	$4,729
Principal payment	(3,000)
Interest payment	(587)
Accretion and interest	2,412
Balance, March 31, 2024	3,554
Principal payment	(1,500)
Interest payment	(203)
Accretion and interest	942
Balance, September 30, 2024	2,793
Less: Current portion	(2,052)
Non-current portion	$741

Derivative Component

Balance, March 31, 2023	$482
Change in fair value of liability	(362)
Balance, March 31, 2024	120
Change in fair value of liability	(88)
Balance, September 30, 2024	$32